Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000092087 | NVIDIA8854602
Holdings [Line Items]
Percent of Total Investments	6.80%
C000092087 | Microsoft8854592
Holdings [Line Items]
Percent of Total Investments	6.50%
C000092087 | Apple8854539
Holdings [Line Items]
Percent of Total Investments	6.30%
C000092087 | Amazon.com8854536
Holdings [Line Items]
Percent of Total Investments	5.40%
C000092087 | Meta Platforms8854589
Holdings [Line Items]
Percent of Total Investments	5.10%
C000092087 | Eli Lilly8854566
Holdings [Line Items]
Percent of Total Investments	4.20%
C000092087 | Netflix8854595
Holdings [Line Items]
Percent of Total Investments	3.60%
C000092087 | Shopify8854617
Holdings [Line Items]
Percent of Total Investments	3.40%
C000092087 | Uber Technologies8854625
Holdings [Line Items]
Percent of Total Investments	2.90%
C000092087 | Alphabet8854533
Holdings [Line Items]
Percent of Total Investments	2.80%
C000092087 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000092087 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000092087 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000092087 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000092087 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000092087 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000092087 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000092088 | NVIDIA8854602
Holdings [Line Items]
Percent of Total Investments	6.80%
C000092088 | Microsoft8854592
Holdings [Line Items]
Percent of Total Investments	6.50%
C000092088 | Apple8854539
Holdings [Line Items]
Percent of Total Investments	6.30%
C000092088 | Amazon.com8854536
Holdings [Line Items]
Percent of Total Investments	5.40%
C000092088 | Meta Platforms8854589
Holdings [Line Items]
Percent of Total Investments	5.10%
C000092088 | Eli Lilly8854566
Holdings [Line Items]
Percent of Total Investments	4.20%
C000092088 | Netflix8854595
Holdings [Line Items]
Percent of Total Investments	3.60%
C000092088 | Shopify8854617
Holdings [Line Items]
Percent of Total Investments	3.40%
C000092088 | Uber Technologies8854625
Holdings [Line Items]
Percent of Total Investments	2.90%
C000092088 | Alphabet8854533
Holdings [Line Items]
Percent of Total Investments	2.80%
C000092088 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000092088 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000092088 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000092088 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000092088 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000092088 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000092088 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000092090 | Taiwan Semiconductor Manufacturing8854670
Holdings [Line Items]
Percent of Total Investments	9.10%
C000092090 | Meta Platforms8854660
Holdings [Line Items]
Percent of Total Investments	8.80%
C000092090 | Alphabet8854652
Holdings [Line Items]
Percent of Total Investments	8.40%
C000092090 | Apple8854653
Holdings [Line Items]
Percent of Total Investments	7.20%
C000092090 | Microsoft8854661
Holdings [Line Items]
Percent of Total Investments	7.10%
C000092090 | PayPal Holdings8854667
Holdings [Line Items]
Percent of Total Investments	5.60%
C000092090 | Booking Holdings8854654
Holdings [Line Items]
Percent of Total Investments	5.00%
C000092090 | Visa8854648
Holdings [Line Items]
Percent of Total Investments	5.00%
C000092090 | Tractor Supply8854646
Holdings [Line Items]
Percent of Total Investments	4.90%
C000092090 | Motorola Solutions8854662
Holdings [Line Items]
Percent of Total Investments	4.60%
C000092090 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000092090 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000092090 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000092090 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000092090 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000092090 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000092091 | Taiwan Semiconductor Manufacturing8854670
Holdings [Line Items]
Percent of Total Investments	9.10%
C000092091 | Meta Platforms8854660
Holdings [Line Items]
Percent of Total Investments	8.80%
C000092091 | Alphabet8854652
Holdings [Line Items]
Percent of Total Investments	8.40%
C000092091 | Apple8854653
Holdings [Line Items]
Percent of Total Investments	7.20%
C000092091 | Microsoft8854661
Holdings [Line Items]
Percent of Total Investments	7.10%
C000092091 | PayPal Holdings8854667
Holdings [Line Items]
Percent of Total Investments	5.60%
C000092091 | Booking Holdings8854654
Holdings [Line Items]
Percent of Total Investments	5.00%
C000092091 | Visa8854648
Holdings [Line Items]
Percent of Total Investments	5.00%
C000092091 | Tractor Supply8854646
Holdings [Line Items]
Percent of Total Investments	4.90%
C000092091 | Motorola Solutions8854662
Holdings [Line Items]
Percent of Total Investments	4.60%
C000092091 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000092091 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000092091 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000092091 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000092091 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000092091 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000092096 | American National Group8854732
Holdings [Line Items]
Percent of Total Investments	6.70%
C000092096 | Five Point Operating8854701
Holdings [Line Items]
Percent of Total Investments	6.00%
C000092096 | USA Compression Partners8854723
Holdings [Line Items]
Percent of Total Investments	4.30%
C000092096 | Consolidated Communications8854695
Holdings [Line Items]
Percent of Total Investments	4.10%
C000092096 | Citizens Financial Group8854689
Holdings [Line Items]
Percent of Total Investments	3.80%
C000092096 | AMN Healthcare Services8854687
Holdings [Line Items]
Percent of Total Investments	3.60%
C000092096 | Under Armour8854722
Holdings [Line Items]
Percent of Total Investments	3.30%
C000092096 | Golar LNG8854675
Holdings [Line Items]
Percent of Total Investments	3.10%
C000092096 | Q2 Holdings8854751
Holdings [Line Items]
Percent of Total Investments	2.60%
C000092096 | Live Nation Entertainment8854711
Holdings [Line Items]
Percent of Total Investments	2.50%
C000092096 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000092096 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000092096 | Special Purpose Acquisition Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000092096 | Bank Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000092096 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000092096 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000092096 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C000092097 | American National Group8854732
Holdings [Line Items]
Percent of Total Investments	6.70%
C000092097 | Five Point Operating8854701
Holdings [Line Items]
Percent of Total Investments	6.00%
C000092097 | USA Compression Partners8854723
Holdings [Line Items]
Percent of Total Investments	4.30%
C000092097 | Consolidated Communications8854695
Holdings [Line Items]
Percent of Total Investments	4.10%
C000092097 | Citizens Financial Group8854689
Holdings [Line Items]
Percent of Total Investments	3.80%
C000092097 | AMN Healthcare Services8854687
Holdings [Line Items]
Percent of Total Investments	3.60%
C000092097 | Under Armour8854722
Holdings [Line Items]
Percent of Total Investments	3.30%
C000092097 | Golar LNG8854675
Holdings [Line Items]
Percent of Total Investments	3.10%
C000092097 | Q2 Holdings8854751
Holdings [Line Items]
Percent of Total Investments	2.60%
C000092097 | Live Nation Entertainment8854711
Holdings [Line Items]
Percent of Total Investments	2.50%
C000092097 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000092097 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000092097 | Special Purpose Acquisition Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000092097 | Bank Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000092097 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000092097 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000092097 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C000111378 | NVIDIA8854787
Holdings [Line Items]
Percent of Total Investments	7.00%
C000111378 | Apple8854763
Holdings [Line Items]
Percent of Total Investments	6.80%
C000111378 | Microsoft8854782
Holdings [Line Items]
Percent of Total Investments	6.70%
C000111378 | Amazon.com8854762
Holdings [Line Items]
Percent of Total Investments	4.10%
C000111378 | Meta Platforms8854781
Holdings [Line Items]
Percent of Total Investments	4.00%
C000111378 | Eli Lilly8854773
Holdings [Line Items]
Percent of Total Investments	3.10%
C000111378 | Shopify8854792
Holdings [Line Items]
Percent of Total Investments	3.00%
C000111378 | Uber Technologies8854795
Holdings [Line Items]
Percent of Total Investments	3.00%
C000111378 | Netflix8854784
Holdings [Line Items]
Percent of Total Investments	3.00%
C000111378 | Charles Schwab8854790
Holdings [Line Items]
Percent of Total Investments	2.80%
C000111378 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000111378 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000111378 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000111378 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000111378 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000111378 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000111378 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000111378 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	(22.10%)
C000111377 | NVIDIA8854787
Holdings [Line Items]
Percent of Total Investments	7.00%
C000111377 | Apple8854763
Holdings [Line Items]
Percent of Total Investments	6.80%
C000111377 | Microsoft8854782
Holdings [Line Items]
Percent of Total Investments	6.70%
C000111377 | Amazon.com8854762
Holdings [Line Items]
Percent of Total Investments	4.10%
C000111377 | Meta Platforms8854781
Holdings [Line Items]
Percent of Total Investments	4.00%
C000111377 | Eli Lilly8854773
Holdings [Line Items]
Percent of Total Investments	3.10%
C000111377 | Shopify8854792
Holdings [Line Items]
Percent of Total Investments	3.00%
C000111377 | Uber Technologies8854795
Holdings [Line Items]
Percent of Total Investments	3.00%
C000111377 | Netflix8854784
Holdings [Line Items]
Percent of Total Investments	3.00%
C000111377 | Charles Schwab8854790
Holdings [Line Items]
Percent of Total Investments	2.80%
C000111377 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000111377 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000111377 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000111377 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000111377 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000111377 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000111377 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000111377 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	(22.10%)
C000205367 | BX Commercial Mortgage Trust8854977
Holdings [Line Items]
Percent of Total Investments	6.40%
C000205367 | ARES Commercial Mortgage Trust8854962
Holdings [Line Items]
Percent of Total Investments	6.20%
C000205367 | ARES Commercial Mortgage Trust8854964
Holdings [Line Items]
Percent of Total Investments	6.10%
C000205367 | BX Trust8854987
Holdings [Line Items]
Percent of Total Investments	6.10%
C000205367 | BX Commercial Mortgage Trust8854980
Holdings [Line Items]
Percent of Total Investments	5.90%
C000205367 | BX Trust8854989
Holdings [Line Items]
Percent of Total Investments	5.90%
C000205367 | BX Trust8854982
Holdings [Line Items]
Percent of Total Investments	5.20%
C000205367 | BX Trust8854985
Holdings [Line Items]
Percent of Total Investments	4.70%
C000205367 | BX Commercial Mortgage Trust8854979
Holdings [Line Items]
Percent of Total Investments	4.70%
C000205367 | MHP8854994
Holdings [Line Items]
Percent of Total Investments	4.60%
C000205367 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000205366 | BX Commercial Mortgage Trust8854977
Holdings [Line Items]
Percent of Total Investments	6.40%
C000205366 | ARES Commercial Mortgage Trust8854962
Holdings [Line Items]
Percent of Total Investments	6.20%
C000205366 | ARES Commercial Mortgage Trust8854964
Holdings [Line Items]
Percent of Total Investments	6.10%
C000205366 | BX Trust8854987
Holdings [Line Items]
Percent of Total Investments	6.10%
C000205366 | BX Commercial Mortgage Trust8854980
Holdings [Line Items]
Percent of Total Investments	5.90%
C000205366 | BX Trust8854989
Holdings [Line Items]
Percent of Total Investments	5.90%
C000205366 | BX Trust8854982
Holdings [Line Items]
Percent of Total Investments	5.20%
C000205366 | BX Trust8854985
Holdings [Line Items]
Percent of Total Investments	4.70%
C000205366 | BX Commercial Mortgage Trust8854979
Holdings [Line Items]
Percent of Total Investments	4.70%
C000205366 | MHP8854994
Holdings [Line Items]
Percent of Total Investments	4.60%
C000205366 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000242920 | Sterling Infrastructure8855079
Holdings [Line Items]
Percent of Total Investments	4.50%
C000242920 | Astronics8855018
Holdings [Line Items]
Percent of Total Investments	4.30%
C000242920 | Xometry8855090
Holdings [Line Items]
Percent of Total Investments	3.60%
C000242920 | Artivion8855017
Holdings [Line Items]
Percent of Total Investments	3.30%
C000242920 | Ollie's Bargain Outlet Holdings8855061
Holdings [Line Items]
Percent of Total Investments	3.20%
C000242920 | Alignment Healthcare8855012
Holdings [Line Items]
Percent of Total Investments	3.10%
C000242920 | MACOM Technology Solutions Holdings8855052
Holdings [Line Items]
Percent of Total Investments	3.10%
C000242920 | Universal Technical Institute8855084
Holdings [Line Items]
Percent of Total Investments	3.00%
C000242920 | RBC Bearings8855072
Holdings [Line Items]
Percent of Total Investments	2.80%
C000242920 | FTAI Aviation8855035
Holdings [Line Items]
Percent of Total Investments	2.80%
C000242920 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000242920 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000242920 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000242920 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000242920 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000242920 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000242920 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000242920 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000242919 | Sterling Infrastructure8855079
Holdings [Line Items]
Percent of Total Investments	4.50%
C000242919 | Astronics8855018
Holdings [Line Items]
Percent of Total Investments	4.30%
C000242919 | Xometry8855090
Holdings [Line Items]
Percent of Total Investments	3.60%
C000242919 | Artivion8855017
Holdings [Line Items]
Percent of Total Investments	3.30%
C000242919 | Ollie's Bargain Outlet Holdings8855061
Holdings [Line Items]
Percent of Total Investments	3.20%
C000242919 | Alignment Healthcare8855012
Holdings [Line Items]
Percent of Total Investments	3.10%
C000242919 | MACOM Technology Solutions Holdings8855052
Holdings [Line Items]
Percent of Total Investments	3.10%
C000242919 | Universal Technical Institute8855084
Holdings [Line Items]
Percent of Total Investments	3.00%
C000242919 | RBC Bearings8855072
Holdings [Line Items]
Percent of Total Investments	2.80%
C000242919 | FTAI Aviation8855035
Holdings [Line Items]
Percent of Total Investments	2.80%
C000242919 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000242919 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000242919 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000242919 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000242919 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000242919 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000242919 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000242919 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247130 | NVIDIA8855132
Holdings [Line Items]
Percent of Total Investments	11.40%
C000247130 | Microsoft8855127
Holdings [Line Items]
Percent of Total Investments	10.80%
C000247130 | Apple8855098
Holdings [Line Items]
Percent of Total Investments	8.80%
C000247130 | Amazon.com8855097
Holdings [Line Items]
Percent of Total Investments	5.40%
C000247130 | Broadcom8855106
Holdings [Line Items]
Percent of Total Investments	5.00%
C000247130 | Alphabet8855096
Holdings [Line Items]
Percent of Total Investments	4.60%
C000247130 | Meta Platforms8855126
Holdings [Line Items]
Percent of Total Investments	3.90%
C000247130 | Boeing8855103
Holdings [Line Items]
Percent of Total Investments	3.40%
C000247130 | Howmet Aerospace8855120
Holdings [Line Items]
Percent of Total Investments	3.00%
C000247130 | Goldman Sachs Group8855116
Holdings [Line Items]
Percent of Total Investments	3.00%
C000247130 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000247130 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000247130 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247130 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000247130 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000247130 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000247130 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.30%
C000247129 | NVIDIA8855132
Holdings [Line Items]
Percent of Total Investments	11.40%
C000247129 | Microsoft8855127
Holdings [Line Items]
Percent of Total Investments	10.80%
C000247129 | Apple8855098
Holdings [Line Items]
Percent of Total Investments	8.80%
C000247129 | Amazon.com8855097
Holdings [Line Items]
Percent of Total Investments	5.40%
C000247129 | Broadcom8855106
Holdings [Line Items]
Percent of Total Investments	5.00%
C000247129 | Alphabet8855096
Holdings [Line Items]
Percent of Total Investments	4.60%
C000247129 | Meta Platforms8855126
Holdings [Line Items]
Percent of Total Investments	3.90%
C000247129 | Boeing8855103
Holdings [Line Items]
Percent of Total Investments	3.40%
C000247129 | Howmet Aerospace8855120
Holdings [Line Items]
Percent of Total Investments	3.00%
C000247129 | Goldman Sachs Group8855116
Holdings [Line Items]
Percent of Total Investments	3.00%
C000247129 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000247129 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000247129 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247129 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000247129 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000247129 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000247129 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	50.30%